UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-01311
                                                    ----------

                             THE GAMCO MATHERS FUND
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            RYE, NEW YORK 10580-1422
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               (Address of principal executive offices) (Zip code)


                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-422-3554
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

             Date of reporting period: JULY 1, 2005 - JUNE 30, 2006
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, addressStreet100 F Street, NE, CityWashington, StateDC PostalCode20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006



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ULTRATECH, INC.                                         UTEK            ANNUAL MEETING DATE: 07/19/2005
ISSUER: 904034                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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02      TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP  Management      For     For
        AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE
        FISCAL YEAR ENDING DECEMBER 31, 2005.
01      DIRECTOR                                        Management      For
                                THOMAS D. GEORGE        Management      For     For
                                DENNIS R. RANEY         Management      For     For
                             VINCENT F. SOLLITTO, JR    Management      For     For


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THE TITAN CORPORATION                                   TTN             SPECIAL MEETING DATE: 07/28/2005
ISSUER: 888266                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,   Management      For     For
        DATED AS OF JUNE 2, 2005, AS AMENDED, BY AND
        AMONG L-3 COMMUNICATIONS CORPORATION, SATURN
        VI ACQUISITION CORP. AND THE TITAN CORPORATION
        AND APPROVAL OF THE MERGER CONTEMPLATED THEREBY.


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CACI INTERNATIONAL INC                                  CAI             ANNUAL MEETING DATE: 11/17/2005
ISSUER: 127190                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      DIRECTOR                                        Management      For
                             HERBERT W. ANDERSON        Management      For     For
                             MICHAEL J. BAYER           Management      For     For
                             PETER A. DEROW             Management      For     For
                             RICHARD L. LEATHERWOOD     Management      For     For
                             J. PHILLIP LONDON          Management      For     For
                             BARBARA A. MCNAMARA        Management      For     For
                             ARTHUR L. MONEY            Management      For     For
                             WARREN R. PHILLIPS         Management      For     For
                             CHARLES P. REVOILE         Management      For     For
                             LARRY D. WELCH             Management      For     For


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THE HAIN CELESTIAL GROUP, INC.                          HAIN            ANNUAL MEETING DATE: 12/01/2005
ISSUER: 405217                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      DIRECTOR                                        Management      For

                             IRWIN D. SIMON             Management      For     For
                             BARRY J. ALPERIN           Management      For     For
                             BETH L. BRONNER            Management      For     For
                             JACK FUTTERMAN             Management      For     For
                             DANIEL R. GLICKMAN         Management      For     For
                             MARINA HAHN                Management      For     For
                             ANDREW R. HEYER            Management      For     For
                             ROGER MELTZER              Management      For     For
                             MITCHELL A. RING           Management      For     For
                             LEWIS D. SCHILIRO          Management      For     For
                             D. EDWARD I. SMYTH         Management      For     For
                             LARRY S. ZILAVY            Management      For     For
03      TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP  Management      For     For
        TO ACT AS REGISTERED INDEPENDENT ACCOUNTANTS
        OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE
        30, 2006.
02      TO APPROVE THE ADOPTION OF THE AMENDED AND      Management      Against Against
        RESTATED 2002 LONG TERM INCENTIVE AND STOCK
        AWARD PLAN.


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SPINNAKER EXPLORATION COMPANY                           SKE             SPECIAL MEETING DATE: 12/13/2005
ISSUER: 84855W                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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02      TO  APPROVE  THE  ADJOURNMENT  OF THE  SPECIAL  Management      For     For
        MEETING TO SOLICIT ADDITIONAL PROXIES IF THERE
        ARE  INSUFFICIENT  VOTES  AT THE  TIME  OF THE
        SPECIAL  MEETING  TO ADOPT THE  AGREEMENT  AND
        PLAN OF MERGER AND SPINNAKER  DETERMINES  THAT
        SUCH AN ADJOURNMENT IS APPROPRIATE.

01      TO ADOPT  THE  AGREEMENT  AND PLAN OF  MERGER,  Management      For     For
        DATED AS OF SEPTEMBER  18,  2005,  AMONG NORSK
        HYDRO ASA, A PUBLIC LIMITED  LIABILITY COMPANY
        ORGANIZED  UNDER  THE LAWS OF THE  KINGDOM  OF
        NORWAY,  NORSK  HYDRO E&P  AMERICAS,  L.P.,  A
        DELAWARE  LIMITED  PARTNERSHIP  AND  A  WHOLLY
        OWNED  SUBSIDIARY OF "NORSK HYDRO ASA,  HARALD
        ACQUISITION   CORP.,  AS  DESCRIBED  IN  PROXY
        STATEMENT.


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ANTEON INTERNATIONAL CORPORATION                        ANT             SPECIAL MEETING DATE: 03/03/2006
ISSUER: 03674E                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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02      GRANTING DISCRETIONARY AUTHORITY TO THE PROXIES Management      For     For
        NAMED  HEREIN TO VOTE FOR THE  ADJOURNMENT  OF
        THE   SPECIAL   MEETING  FOR  THE  PURPOSE  OF
        SOLICITING ADDITIONAL PROXIES IF THERE ARE NOT
        SUFFICIENT  VOTES AT THE  TIME OF THE  SPECIAL

        MEETING TO APPROVE PROPOSAL NO. 1.

01      THE  ADOPTION  OF THE  AGREEMENT  AND  PLAN OF  Management      For     For
        MERGER,  DATED DECEMBER 13, 2005, BY AND AMONG
        GENERAL  DYNAMICS   CORPORATION,   A  DELAWARE
        CORPORATION,  AVENGER ACQUISITION CORPORATION,
        A  DELAWARE   CORPORATION   AND  AN   INDIRECT
        WHOLLY-OWNED  SUBSIDIARY  OF GENERAL  DYNAMICS
        AND  ANTEON,  INCLUDING  THE  APPROVAL  OF THE
        MERGER,  ALL AS MORE  FULLY  DESCRIBED  IN THE
        PROXY STATEMENT.


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ADC TELECOMMUNICATIONS, INC.                            ADCT            ANNUAL MEETING DATE: 03/07/2006
ISSUER: 000886                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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02      PROPOSAL TO RATIFY THE  APPOINTMENT OF ERNST &  Management      For     For
        YOUNG  LLP  AS  ADC S  INDEPENDENT  REGISTERED
        PUBLIC  ACCOUNTING  FIRM FOR ADC S FISCAL YEAR
        ENDING OCTOBER 31, 2006.
01      DIRECTOR                                        Management      For
                               JOHN A. BLANCHARD III    Management      For     For
                               LOIS M. MARTIN           Management      For     For
                               JOHN E. REHFELD          Management      For     For
                               JEAN-PIERRE ROSSO        Management      For     For


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ABGENIX, INC.                                           ABGX            SPECIAL MEETING DATE: 03/29/2006
ISSUER: 00339B                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      THE  ADOPTION  OF THE  AGREEMENT  AND  PLAN OF  Management      For     For
        MERGER,  DATED AS OF DECEMBER 14, 2005,  AMONG
        AMGEN,   ATHLETICS  MERGER  SUB  AND  ABGENIX,
        PROVIDING  FOR THE MERGER OF ATHLETICS  MERGER
        SUB, A WHOLLY-OWNED  SUBSIDIARY OF AMGEN, WITH
        AND INTO ABGENIX.
02      THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL  Management      For     For
        MEETING,  IF  NECESSARY  OR  APPROPRIATE,  TO
        SOLICIT  ADDITIONAL PROXIES IN THE EVENT THAT
        THERE  ARE NOT  SUFFICIENT  VOTES  IN FAVOR OF
        APPROVAL OF THE MERGER  AGREEMENT  AT THE TIME
        OF THE SPECIAL MEETING.


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ABBOTT LABORATORIES                                     ABT             ANNUAL MEETING DATE: 04/28/2006
ISSUER: 002824                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.

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01      DIRECTOR                                        Management      For

                              R.S. AUSTIN               Management      For     For
                              W.M. DALEY                Management      For     For
                              W.J. FARRELL              Management      For     For
                              H.L. FULLER               Management      For     For
                              R.A. GONZALEZ             Management      For     For
                              J.M. GREENBERG            Management      For     For
                              D.A.L. OWEN               Management      For     For
                              B. POWELL JR.             Management      For     For
                              W.A. REYNOLDS             Management      For     For
                              R.S. ROBERTS              Management      For     For
                              W.D. SMITHBURG            Management      For     For
                              J.R. WALTER               Management      For     For
                              M.D. WHITE                Management      For     For
02      RATIFICATION OF DELOITTE & TOUCHE LLP AS        Management      For     For
        AUDITORS.

04      SHAREHOLDER PROPOSAL - POLITICAL CONTRIBUTIONS  Shareholder     Against For

03      SHAREHOLDER PROPOSAL - PAY-FOR-SUPERIOR-        Shareholder     Against For
        PERFORMANCE

05      SHAREHOLDER PROPOSAL - THE ROLES OF CHAIR AND   Shareholder     Against For
        CEO .


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WASTE MANAGEMENT, INC.                                  WMI             ANNUAL MEETING DATE: 05/05/2006
ISSUER: 94106L                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      DIRECTOR                                        Management      For
                               PASTORA S.J. CAFFERTY    Management      For     For
                               FRANK M. CLARK, JR.      Management      For     For
                               THOMAS I. MORGAN         Management      For     For
                               JOHN C. POPE             Management      For     For
                               W. ROBERT REUM           Management      For     For
                               STEVEN G. ROTHMEIER      Management      For     For
                               DAVID P. STEINER         Management      For     For
                               THOMAS H. WEIDEMEYER     Management      For     For
02      PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST &   Management      For     For
        YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM FOR 2006.
03      PROPOSAL TO AMEND THE COMPANY S 1997 EMPLOYEE   Management      For     For
        STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF
        SHARES AUTHORIZED FOR ISSUANCE UNDER THE PLAN.
04      PROPOSAL RELATING TO ELECTION OF DIRECTORS BY   Shareholder     Against For
        MAJORITY VOTE, IF PROPERLY PRESENTED AT THE
        MEETING.


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BAXTER INTERNATIONAL INC.                               BAX             ANNUAL MEETING DATE: 05/09/2006
ISSUER: 071813                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      DIRECTOR                                        Management      For
                            WALTER E. BOOMER            Management      For     For

                            J.R. GAVIN III, MD PHD      Management      For     For
                            PETER S. HELLMAN            Management      For     For
                            K.J. STORM                  Management      For     For
02      RATIFICATION OF INDEPENDENT REGISTERED PUBLIC   Management      For     For
        ACCOUNTING FIRM
03      PROPOSAL TO AMEND ARTICLE SIXTH OF THE RESTATED Management      For     For
        CERTIFICATE OF INCORPORATION ELIMINATING THE
        CLASSIFIED STRUCTURE OF THE BOARD OF DIRECTORS
04      PROPOSAL TO AMEND ARTICLE FIFTH OF THE RESTATED Management      For     For
        CERTIFICATE OF INCORPORATION REDUCING THE
        MINIMUM AND MAXIMUM NUMBER OF DIRECTORS
05      PROPOSAL RELATING TO THE REDEMPTION OF THE      Shareholder     Against For
        SHAREHOLDER RIGHTS PLAN


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MURPHY OIL CORPORATION                                  MUR             ANNUAL MEETING DATE: 05/10/2006
ISSUER: 626717                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      DIRECTOR                                        Management      For
                             F.W. BLUE                  Management      For     For
                             G.S. DEMBROSKI             Management      For     For
                             C.P. DEMING                Management      For     For
                             R.A. HERMES                Management      For     For
                             R.M. MURPHY                Management      For     For
                             W.C. NOLAN, JR.            Management      For     For
                             I.B. RAMBERG               Management      For     For
                             N.E. SCHMALE               Management      For     For
                             D.J.H. SMITH               Management      For     For
                             C.G. THEUS                 Management      For     For
02      APPROVE THE APPOINTMENT OF KPMG LLP AS          Management      For     For
        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


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VEOLIA ENVIRONNEMENT                                    VE              CONSENT MEETING DATE: 05/11/2006
ISSUER: 92334N                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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O1      APPROVAL OF REPORTS AND STATUTORY FINANCIAL     Management      For     For
        STATEMENTS FOR THE 2005 FINANCIAL YEAR
O2      APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS   Management      For     For
        FOR THE 2005 FINANCIAL YEAR
O3      APPROVAL OF THE EXPENSES AND CHARGES REFERRED   Management      For     For
        TO IN ARTICLE 39-4 OF THE  CODE GENERAL DES
        IMPOTS
O4      ALLOCATION OF NET INCOME AND PAYMENT DATE OF    Management      For     For
        DIVIDEND
O5      TRANSFER FROM THE SPECIAL RESERVE FOR LONG-TERM Management      For     For
        CAPITAL GAINS TO AN ORDINARY RESERVE
O6      APPROVAL OF REGULATED AGREEMENTS (EXCEPT FOR    Management      For     For
        COMMITMENTS MADE TO AN OFFICER AS A RESULT OF
        TERMINATION OR CHANGE IN HIS POSITION)
O7      APPROVAL OF A REGULATED AGREEMENT (COMMITMENT   Management      For     For
        MADE TO AN OFFICER AS A RESULT OF TERMINATION
        OR CHANGE IN HIS POSITION)
O8      RENEWAL OF THE TERM OF OFFICE OF A DIRECTOR     Management      For     For

O9      APPOINTMENT OF A DIRECTOR                       Management      For     For
O10     RENEWAL OF THE TERM OF OFFICE OF A DIRECTOR     Management      For     For
O11     RENEWAL OF THE TERM OF OFFICE OF A DIRECTOR     Management      For     For
O12     RENEWAL OF THE TERM OF OFFICE OF A DIRECTOR     Management      For     For
O13     RENEWAL OF THE TERM OF OFFICE OF A DIRECTOR     Management      For     For
O14     RENEWAL OF THE TERM OF OFFICE OF A DIRECTOR     Management      For     For
O15     DETERMINATION OF THE AMOUNT OF DIRECTORS FEES   Management      For     For
O16     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO     Management      For     For
        TRADE IN THE COMPANY S SHARES
E17     AUTHORIZATION FOR THE BOARD OF DIRECTORS TO     Management      For     For
        INCREASE SHARE CAPITAL BY ISSUING SHARES AND/OR
        OTHER SECURITIES CONVERTIBLE, IMMEDIATELY OR
        OVER TIME, INTO THE COMPANY S SHARES, SUBJECT
        TO PREFERENTIAL SUBSCRIPTION RIGHTS
E18     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        INCREASE   SHARE  CAPITAL  BY  ISSUING  SHARES
        AND/OR    OTHER    SECURITIES     CONVERTIBLE,
        IMMEDIATELY  OR OVER  TIME,INTO  THE COMPANY S
        SHARES,OR  BY  ISSUING   SECURITIES   GRANTING
        ACCESS    TO     DEBT,WITHOUT     PREFERENTIAL
        SUBSCRIPTION RIGHTS
E19     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        INCREASE SHARE CAPITAL  THROUGH  INCORPORATION
        OF PREMIUMS, RESERVES, PROFITS OR OTHER ITEMS"


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VEOLIA ENVIRONNEMENT                                    VE              CONSENT MEETING DATE: 05/11/2006
ISSUER: 92334N                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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E25     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        AWARD, FOR NO  CONSIDERATION,  NEWLY ISSUED OR
        EXISTING  SHARES  TO ALL OR  ONLY  SOME OF THE
        GROUP S EMPLOYEES OR OFFICERS
E26     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        DECREASE THE SHARE CAPITAL BY  CANCELLATION OF
        SHARES HELD BY THE COMPANY
27      POWERS TO CARRY OUT FORMALITIES
E20     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        INCREASE  THE NUMBER OF SHARES TO BE ISSUED IN
        CONNECTION WITH A SHARE CAPITAL  INCREASE WITH
        PREFERENTIAL SUBSCRIPTION RIGHTS
E21     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        INCREASE  THE NUMBER OF SHARES TO BE ISSUED IN
        CONNECTION  WITH  A  SHARE  CAPITAL   INCREASE
        WITHOUT PREFERENTIAL SUBSCRIPTION RIGHTS
E22     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        ISSUE  SHARES  AND/OR  SECURITIES  CONVERTIBLE
        WITHOUT  PREFERENTIAL  SUBSCRIPTION  RIGHTS AS
        CONSIDERATION   FOR   CONTRIBUTIONS   IN  KIND
        COMPRISED   OF  SHARES  OR  OTHER   SECURITIES
        GRANTING ACCESS TO CAPITAL
E23     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        INCREASE   SHARE  CAPITAL  BY  ISSUING  SHARES
        AND/OR SECURITIES CONVERTIBLE,  IMMEDIATELY OR
        OVER   TIME,INTO  THE  COMPANY  S  SHARES  AND
        RESERVED FOR MEMBERS OF SAVINGS PLANS, WITHOUT
        PREFERENTIAL  SUBSCRIPTION  RIGHTS IN FAVOR OF
        SUCH MEMBERS
E24     AUTHORIZATION  FOR THE BOARD OF  DIRECTORS  TO  Management      For     For
        GRANT  OPTIONS TO  SUBSCRIBE  FOR OR  PURCHASE
        SHARES

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EDUCATION MANAGEMENT CORPORATION                        EDMC            SPECIAL MEETING DATE: 05/25/2006
ISSUER: 28139T                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      TO ADOPT  THE  AGREEMENT  AND PLAN OF  MERGER,  Management      For     For
        DATED  OF  MARCH  3,  2006,   BY  AND  BETWEEN
        EDUCATION   MANAGEMENT   CORPORATION   AND  EM
        ACQUISITION  CORPORATION  AS IT MAY BE AMENDED
        FROM TIME TO TIME.
02      TO ADJOURN THE SPECIAL  MEETING,  IF NECESSARY  Management      For     For
        OR APPROPRIATE,  TO SOLICIT ADDITIONAL PROXIES
        IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF
        THE SPECIAL MEETING TO ADOPT THE AGREEMENT AND
        PLAN OF MERGER DESCRIBED IN PROPOSAL 1.


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THE DIRECTV GROUP, INC.                                 DTV             ANNUAL MEETING DATE: 06/06/2006
ISSUER: 25459L                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      DIRECTOR                                        Management      For
                             CHASE CAREY                Management      For     For
                             PETER F. CHERNIN           Management      For     For
                             PETER A. LUND              Management      For     For
                             HAIM SABAN                 Management      For     For
02      RATIFICATION OF APPOINTMENT OF INDEPENDENT      Management      For     For
        PUBLIC ACCOUNTANTS


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NEW YORK COMMUNITY BANCORP, INC.                        NYB             ANNUAL MEETING DATE: 06/07/2006
ISSUER: 649445                  ISIN:
SEDOL:
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VOTE GROUP: GLOBAL

Proposal                                                Proposal        Vote    For or Against
Number  Proposal                                        Type            Cast    Mgmt.
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01      DIRECTOR                                        Management      For
                               MAUREEN E. CLANCY        Management      For     For
                               ROBERT S. FARRELL        Management      For     For
                               JOSEPH R. FICALORA       Management      For     For
                               MICHAEL F. MANZULLI      Management      For     For
                               JAMES J. O'DONOVAN       Management      For     For
02      THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP Management      For     For
        AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
        FIRM OF NEW YORK COMMUNITY BANCORP, INC. FOR
        THE FISCAL YEAR ENDING DECEMBER 31, 2006.
03      APPROVAL OF THE NEW YORK COMMUNITY BANCORP,     Management      For     For
        INC. MANAGEMENT INCENTIVE COMPENSATION PLAN.
04      APPROVAL OF THE NEW YORK COMMUNITY BANCORP,     Management      Against Against
        INC. 2006 STOCK INCENTIVE PLAN.
05      SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED AT  Shareholder     Against For
        THE ANNUAL MEETING, REGARDING ELECTION OF ALL
        DIRECTORS ON AN ANNUAL BASIS.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                THE GAMCO MATHERS FUND
          ----------------------------------------------------------------------

By (Signature and Title)*   /S/ HENRY G. VAN DER EB
                         -------------------------------------------------------
                            Henry G. Van der Eb, Chief Executive Officer
                            (Principal Executive Officer)

Date  AUGUST 15, 2006
    ----------------------------------------------------------------------------



*Print the name and title of each signing officer under his or her signature.